SUPPLEMENT DATED MAY 19, 2022

To the

PROSPECTUS DATED MAY 1, 2018- ADVISOR’S EDGE® VARIABLE ANNUITY

PROSPECTUS DATED MAY 1, 2016- ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA CC

Effective on or about May 1, 2022, based on changes to the underlying portfolios, the following name change occurred:

Existing Fund Name	New Fund Name
Columbia Variable Portfolio- Mid Cap Growth Fund	Columbia Variable Portfolio- Select Mid Cap Growth Fund

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.